Commitments and Contingencies - Schedule of Future Minimum Lease Payments for Capital Leases (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2016	$ 117,000	$ 402,906
2017	374,000	309,967
2018	80,000	15,563
2019	33,000
2020	3,000
Total payments	607,000	728,436
Less: portion representing interest	(4,000)	(43,772)
Principal portion	603,000	684,664
Less: unamortized deferred financing costs	(58,000)
Capital lease balance	545,000
Less: current maturities of capital lease obligations	(366,000)	(367,837)
Capital lease, net of current maturities	$ 179,000	$ 316,827